Intangible assets - Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	$ 1,822,719	$ 1,903,152
Acquisitions		921
Disposals	(28)	(36)
Amortization	(79,724)	(75,017)
Foreign exchange gains (losses)	(4,497)	(3,630)
Transfers	3,991	(2,671)
Balance at the end of the year	1,742,461	1,822,719
Impairment loss	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	673,287	675,561
Foreign exchange gains (losses)	1,513	(2,274)
Balance at the end of the year	674,800	673,287
Rights to use natural resources
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	1,129,004	1,203,710
Disposals	(17)
Amortization	(77,792)	(74,024)
Foreign exchange gains (losses)	(3,613)	(682)
Transfers	1,463
Balance at the end of the year	$ 1,049,045	$ 1,129,004
Average annual amortization rates %	6.00%	5.00%
Other
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	$ 20,428	$ 23,881
Acquisitions		921
Disposals	(11)	(36)
Amortization	(1,932)	(993)
Foreign exchange gains (losses)	(2,397)	(674)
Transfers	2,528	(2,671)
Balance at the end of the year	$ 18,616	$ 20,428
Average annual amortization rates %	19.00%	20.00%
Cost/gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	$ 2,408,302	$ 2,403,767
Balance at the end of the year	2,401,298	2,408,302
Cost/gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	673,287	675,561
Balance at the end of the year	674,800	673,287
Cost/gross carrying amount | Rights to use natural resources
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	1,672,931	1,673,091
Balance at the end of the year	1,669,645	1,672,931
Cost/gross carrying amount | Other
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	62,084	55,115
Balance at the end of the year	56,853	62,084
Accumulated depreciation/amortization
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(585,583)	(500,615)
Balance at the end of the year	(658,837)	(585,583)
Accumulated depreciation/amortization | Rights to use natural resources
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(543,927)	(469,381)
Balance at the end of the year	(620,600)	(543,927)
Accumulated depreciation/amortization | Other
Disclosure of reconciliation of changes in intangible assets and goodwill
Balance at the beginning of the year	(41,656)	(31,234)
Balance at the end of the year	$ (38,237)	$ (41,656)